Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2011
Partners' Capital [Abstract]
Limited Partner Units
As of December 31, 2011 and 2010, our partners' capital included the following limited partner units:

	December 31,
	2011	2010
Common units	232,677,222	218,880,103
Class B units	5,313,400	5,313,400
i-units	98,509,389	91,907,987
Total limited partner units	336,500,011	316,101,490